Summary of Significant Accounting Policies and Practices Finite Lived Intangible Asset (Details) - item	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Number of reporting units	3
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years
User relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		3 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Minimum | User relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		6 years
Minimum | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Maximum | User relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		11 years
Maximum | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	4 years